EQUITY INVESTMENTS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands					1 Months Ended							12 Months Ended
		Jun. 30, 2013 USD ($) shares	Apr. 09, 2013 USD ($)	Apr. 09, 2013 CNY (¥)	Nov. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2013 USD ($)	May 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($)	Aug. 31, 2012 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CNY (¥)	Apr. 30, 2016 USD ($)	Apr. 30, 2016 CNY (¥)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 CNY (¥)	Nov. 30, 2015 CNY (¥)	Oct. 01, 2015 USD ($)	Aug. 31, 2015 USD ($)	Aug. 31, 2015 CNY (¥)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	Jun. 30, 2015 CNY (¥)	Apr. 30, 2015 USD ($)	Apr. 30, 2015 CNY (¥)	Mar. 31, 2015 CNY (¥)	Sep. 30, 2014 USD ($)	Jun. 30, 2013 CNY (¥)	Apr. 09, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Equity method investment
Asset Impairment Charges												$ 12,203	$ 15,452	$ 5,967
Cost method investment
Impairment of cost method investment	[1]											17,279	13,486
Cost-method Investments [Member]
Cost method investment
Impairment of cost method investment												3,901	$ 12,886	5,993
NQ Guotai [Member]
Equity method investment
Percentage of equity interest by limited partner								49.505%
Aggregate cost of equity method investments		$ 16,402						$ 16,402				14,578				¥ 101,127																				¥ 100,000
Asset Impairment Charges												8,171
Equity Method Investments, Fair Value Disclosure												23,019
NQ Guotai [Member] | Tianjin Qingyun [Member]
Equity method investment
Capital injected by limited partner										$ 16,238																												¥ 99,000
Percentage of equity interest by limited partner										49.50%
Percentage of equity interest transferred from other shareholders			0.50%	0.50%
Investments transferred from other shareholders			$ 164	¥ 1,000
NQ Guotai [Member] | Wangqin Guotai (Beijing) Capital Fund Management Ltd. [Member]
Equity method investment
Capital injected by limited partner			$ 328																																		¥ 2,000
Taiyue Wutong Fund [Member] | FL Mobile [Member]
Equity method investment
Capital injected by limited partner							$ 3,080																											¥ 20,000
Percentage of equity interest by limited partner							17.54%
Yuanxin Fund [Member] | Tianjin Qingyun [Member]
Equity method investment
Capital injected by limited partner						$ 7,700						28,831				200,000															¥ 50,000
Percentage of equity interest by limited partner						49.00%
Aggregate cost of equity method investments						$ 37,729																									¥ 245,000
Qingzhou Fund [Member] | Tianjin Qingyun [Member]
Equity method investment
Capital injected by limited partner					$ 770																				¥ 5,000
Percentage of equity interest by limited partner					10.00%
Aggregate cost of equity method investments					$ 1,540																				¥ 10,000
Hissage [Member]
Cost method investment
Percentage of equity interest acquired in cost method investee													48.34%
Cash consideration											$ 500
Impairment of cost method investment													$ 11,192
Percentage of equity interest in cost method investee															35.14%
Convertible debts issued												4,657				¥ 29,000
Hissage [Member] | Series A Preferred Stock [Member]
Cost method investment
Share consideration, number of common shares | shares													223,215
Hissage [Member] | Common Shares [Member]
Cost method investment
Share consideration, number of common shares | shares											3,821,655
Share consideration, fair value of common shares											$ 5,916
SIINE [Member]
Cost method investment
Percentage of equity interest acquired in cost method investee											15.70%
Cash consideration											$ 600
Impairment of cost method investment														$ 600
Asia Smart [Member]
Cost method investment
Percentage of equity interest acquired in cost method investee									35.22%					34.16%
Cash consideration									$ 2,000
Asia Smart [Member] | Common Shares [Member]
Cost method investment
Share consideration, number of common shares | shares									1,152,013
Share consideration, fair value of common shares									$ 1,901
Hetu [Member]
Cost method investment
Percentage of equity interest acquired in cost method investee		20.00%													18.18%
Cash consideration		$ 16						16																		$ 9,410
Percentage of equity interest acquired																										81.82%
Percentage of equity interest accumulated in aggregate																										100.00%
Hetu [Member] | Common Shares [Member]
Cost method investment
Share consideration, number of common shares | shares		1,150,385
Share consideration, fair value of common shares		$ 1,722						$ 1,722
Showself [Member] | Yieryi [Member]
Cost method investment
Cash consideration																	$ 5,766	¥ 40,000
Percentage of equity interest acquired																	28.57%	28.57%
Showself [Member] | Ruijiexingguang [Member]
Cost method investment
Cash consideration																			$ 2,883	¥ 20,000
Percentage of equity interest acquired																			25.00%	25.00%
Zhijian [Member]
Cost method investment
Cash consideration																																			$ 1,789
Impairment of cost method investment													$ 1,694
Percentage of equity interest acquired																																			20.00%
Launcher [Member]
Cost method investment
Cash consideration																							$ 11,000	¥ 72,000											$ 2,451
Percentage of equity interest acquired																							36.00%	36.00%											15.00%
Percentage of equity interest accumulated in aggregate																							51.00%	51.00%
Jinxin Huachuang [Member]
Cost method investment
Cash consideration																																$ 4,620	¥ 30,000
Percentage of equity interest acquired																																6.00%	6.00%
Aoyi [Member]
Cost method investment
Cash consideration																													$ 462	¥ 3,000
Percentage of equity interest acquired																													10.00%	10.00%
Shigan [Member]
Cost method investment
Cash consideration																											$ 307	¥ 2,000
Percentage of equity interest acquired																											4.00%	4.00%
Huijukechuang [Member]
Cost method investment
Cash consideration																					$ 2,883	¥ 20,000
Percentage of equity interest acquired																					40.00%	40.00%
DoFun [Member]
Cost method investment
Cash consideration												$ 650
Percentage of equity interest acquired												20.68%				20.68%
Linjia [Member]
Cost method investment
Cash consideration																					$ 7,208	¥ 50,000
Percentage of equity interest acquired																					28.57%	28.57%

[1]	Balances are presented using period-end exchange rate of RMB against USD.